UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Emerging Markets Multi-Asset Portfolio

September 30, 2011

Semi-Annual Report

November 9, 2011

Semi-Annual Report

A discussion of the Portfolio’s investment performance is not included in this Semi-Annual Report since it only recently commenced operations on August 31, 2011. A discussion of the Portfolio’s investment performance will be included in the Portfolio’s upcoming Annual Report to Shareholders. AllianceBernstein L.P. would like to thank you for your interest and investment in the Portfolio.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 31, 2011+		Ending Account Value September 30, 2011		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$870.00	$1,016.75	$1.31	$8.32
Class C	$1,000	$1,000	$870.00	$1,013.25	$1.86	$11.83
Advisor Class	$1,000	$1,000	$870.00	$1,018.25	$1.07	$6.81
Class R	$1,000	$1,000	$870.00	$1,015.75	$1.47	$9.32
Class K	$1,000	$1,000	$870.00	$1,017.00	$1.27	$8.07
Class I	$1,000	$1,000	$870.00	$1,018.25	$1.07	$6.81
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios of 1.65%, 2.35%, 1.35%, 1.85%, 1.60% and 1.35%, respectively. The “Actual” and “Hypothetical” expenses paid are based on the period from August 31, 2011 (commencement of operations) to September 30, 2011. Actual and Hypothetical expenses are equal to the classes’ annualized expense ratios, multiplied by 31/366 (to reflect the since inception period) and multiplied by 183/366 (to reflect the one-half year period), respectively.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	1

Fund Expenses

PORTFOLIO SUMMARY

September 30, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $19.0

*	All data are as of September 30, 2011. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.5% or less in the following countries: Argentina, Chile, Cote D’Ivoire, Czech Republic, Dominican Republic, Egypt, Hong Kong, Hungary, Indonesia, Ireland, Israel, Japan, Lithuania, Malaysia, Mexico, Panama, Peru, Poland, Qatar, Sri Lanka, Thailand, Ukraine, United Arab Emirates and Uruguay.

2	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2011 (unaudited)

*	All data are as of September 30, 2011. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.5% or less in the following countries: Argentina, Chile, Cote D’Ivoire, Czech Republic, Dominican Republic, Egypt, Hong Kong, Hungary, Indonesia, Ireland, Israel, Japan, Lithuania, Malaysia, Mexico, Panama, Peru, Poland, Qatar, Sri Lanka, Thailand, Ukraine, United Arab Emirates and Uruguay.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	3

Portfolio Summary

TEN LARGEST HOLDINGS*

September 30, 2011 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Republic of Philippines	$506,537	2.7%
Gazprom OAO (Sponsored ADR)	488,960	2.6
Samsung Electronics Co., Ltd.	460,849	2.4
Republic of Venezuela	423,750	2.2
U.S. Treasury Notes	325,651	1.7
LUKOIL OAO (London) (Sponsored ADR)	318,707	1.7
Petroleo Brasileiro SA (Sponsored ADR)	296,296	1.6
Mexican Bonos	281,390	1.5
Banco do Brasil SA	274,789	1.4
Republic of Colombia	264,500	1.4
	$3,641,429	19.2%

*	Long-term investments.

4	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 39.9%
Energy – 8.4%
Oil, Gas & Consumable Fuels – 8.4%
China Petroleum & Chemical Corp. – Class H	238,000	$228,887
Gazprom OAO (Sponsored ADR)	51,200	488,960
KazMunaiGas Exploration Production (GDR)(a)	6,000	87,794
LUKOIL OAO (London) (Sponsored ADR)	6,350	318,707
Petroleo Brasileiro SA (Sponsored ADR)	14,300	296,296
PTT PCL (NVDR)	15,200	126,295
Thai Oil PCL (NVDR)	30,700	49,671

		1,596,610

Information Technology – 7.4%
Computers & Peripherals – 0.9%
Pegatron Corp.	94,000	86,383
Wistron Corp.	75,000	84,170

		170,553

Electronic Equipment, Instruments & Components – 2.2%
AU Optronics Corp.	479,000	190,647
LG Display Co., Ltd.	14,100	229,962

		420,609

Semiconductors & Semiconductor Equipment – 4.3%
Advanced Semiconductor Engineering, Inc.	207,000	176,492
Powertech Technology, Inc.	60,000	127,582
Samsung Electronics Co., Ltd.	660	460,849
Vanguard International Semiconductor Corp.	116,000	40,447

		805,370

		1,396,532

Financials – 6.8%
Commercial Banks – 5.6%
Banco do Brasil SA	20,800	274,789
Banco do Estado do Rio Grande do Sul (Preference Shares)	6,900	58,716
Bank Negara Indonesia Persero Tbk PT	191,000	79,802
Bank of China Ltd.	227,000	70,193
Hana Financial Group, Inc.	4,200	122,121
KB Financial Group, Inc.	4,000	132,168
Komercni Banka AS	400	74,188
Turkiye Is Bankasi – Class C	36,300	93,250
Turkiye Sinai Kalkinma Bankasi AS	66,000	70,504
Turkiye Vakiflar Bankasi Tao – Class D	45,000	89,699

		1,065,430

Real Estate Management & Development – 1.2%
Evergrande Real Estate Group Ltd.	271,000	83,504
KWG Property Holding Ltd.	81,500	30,113

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

Soho China Ltd.	136,500	$86,180
Sunac China Holdings Ltd.(b)	179,000	32,162

		231,959

		1,297,389

Materials – 6.7%
Chemicals – 1.6%
Braskem SA (Preference Shares)	4,000	31,017
Hyosung Corp.	1,260	58,032
Mitsubishi Gas Chemical Co., Inc.	13,000	79,807
SKC Co., Ltd.	4,000	131,731

		300,587

Metals & Mining – 5.1%
Alcoa, Inc.	5,600	53,592
Exxaro Resources Ltd.	8,180	171,446
Hindalco Industries Ltd. (GDR)(a)	29,460	78,835
Hyundai Steel Co.	900	65,515
KGHM Polska Miedz SA	4,400	172,287
Koza Altin Isletmeleri AS	6,800	80,918
Tata Steel Ltd. (GDR)(a)	7,600	64,537
Vale SA (Sponsored ADR) (Local Preference Shares)	11,800	247,800
Xingda International Holdings Ltd.	86,000	41,943

		976,873

		1,277,460

Consumer Discretionary – 5.1%
Auto Components – 1.2%
Gajah Tunggal Tbk PT	136,000	37,676
Sumitomo Rubber Industries Ltd.	14,800	189,239

		226,915

Automobiles – 0.8%
DRB-Hicom Bhd	138,000	74,325
Kia Motors Corp.	1,400	83,485

		157,810

Distributors – 0.4%
Dah Chong Hong Holdings Ltd.	68,000	69,537

Household Durables – 1.6%
Brookfield Incorporacoes SA	23,000	67,523
LG Electronics, Inc.	1,550	88,503
Rossi Residencial SA	16,300	76,115
Turkiye Sise ve Cam Fabrikalari AS	37,700	71,903

		304,044

Specialty Retail – 0.3%
Lewis Group Ltd.	6,400	55,287

6	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.8%
Daphne International Holdings Ltd.	64,000	$56,740
Yue Yuen Industrial Holdings Ltd.	34,500	89,667

		146,407

		960,000

Consumer Staples – 2.2%
Food Products – 2.2%
Bunge Ltd.	4,300	250,647
Gruma SAB de CV(b)	25,500	44,405
MHP SA (GDR)(a)(b)	5,400	65,985
NongShim Co., Ltd.	310	55,901

		416,938

Industrials – 1.6%
Airlines – 0.9%
Cathay Pacific Airways Ltd.	106,000	174,347

Industrial Conglomerates – 0.5%
Bidvest Group Ltd.	4,400	81,014

Marine – 0.2%
Grindrod Ltd.	22,810	42,348

		297,709

Utilities – 1.1%
Electric Utilities – 0.5%
Light SA	7,000	92,105

Water Utilities – 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	76,697
Cia de Saneamento de Minas Gerais-COPASA	2,400	37,974

		114,671

		206,776

Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.6%
LG Uplus Corp.	20,030	107,900

Total Common Stocks (cost $8,946,566)		7,557,314

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	7

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 10.1%
Argentina – 1.1%
Argentina Bonos 7.00%, 10/03/15	U.S.$	105	$87,529
Series X 7.00%, 4/17/17		160	121,014

			208,543

Dominican Republic – 0.6%
Dominican Republic International Bond 9.04%, 1/23/18(a)		98	107,221

Egypt – 0.5%
Arab Republic of Egypt 6.875%, 4/30/40(a)		100	93,500

Indonesia – 0.6%
Republic of Indonesia 6.625%, 2/17/37(a)		105	117,075

Philippines – 2.7%
Republic of Philippines 9.50%, 10/21/24		130	181,350
10.625%, 3/16/25		215	325,187

			506,537

Sri Lanka – 0.6%
Sri Lanka Government International Bond 6.25%, 10/04/20(a)		110	106,700

Turkey – 0.6%
Republic of Turkey 7.00%, 6/05/20		100	112,000

Ukraine – 0.5%
Ukraine Government International Bond 6.58%, 11/21/16(a)		110	98,725

United Arab Emirates – 0.7%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(a)		140	140,000

Venezuela – 2.2%
Republic of Venezuela 7.65%, 4/21/25		750	423,750

Total Emerging Markets - Sovereigns (cost $2,058,815)			1,914,051

8	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 8.0%
Colombia – 2.5%
Republic of Colombia 4.375%, 7/12/21	U.S.$	200	$204,000
8.125%, 5/21/24		200	264,500

			468,500

Cote D’Ivoire – 0.7%
Ivory Coast Government International Bond 2.50%, 12/31/32(a)(c)(d)		260	126,100

Hungary – 0.7%
Hungary Government International Bond 6.375%, 3/29/21		144	138,240

Lithuania – 0.5%
Republic of Lithuania 6.125%, 3/09/21(a)		100	97,500

Mexico – 0.8%
Mexican Bonos 5.625%, 1/15/17		132	146,850

Panama – 0.7%
Republic of Panama 7.125%, 1/29/26		100	125,000

Peru – 0.6%
Republic of Peru 8.75%, 11/21/33		85	120,912

Poland – 0.4%
Poland Government International Bond 6.375%, 7/15/19		75	81,375

Qatar – 0.7%
Qatar Government International Bond 5.25%, 1/20/20(a)		115	126,500

Russia – 0.4%
Russian Foreign Bond - Eurobond 7.50%, 3/31/30(a)		75	84,445

Total Governments - Sovereign Bonds (cost $1,596,352)			1,515,422

QUASI-SOVEREIGNS – 7.1%
Indonesia – 0.7%
Majapahit Holding BV 8.00%, 8/07/19(a)		125	140,000

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	9

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

Kazakhstan – 2.1%
Kazakhstan Temir Zholy Finance BV 6.375%, 10/06/20(a)	U.S.$	200	$194,500
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.25%, 5/20/15(a)		200	201,500

			396,000

Malaysia – 0.6%
Petronas Capital Ltd. 5.25%, 8/12/19(a)		105	114,675

Mexico – 0.8%
Pemex Project Funding Master Trust 6.625%, 6/15/35		140	150,150

Russia – 1.5%
SCF Capital Ltd. 5.375%, 10/27/17(a)		200	180,000
Vnesheconombank Via VEB Finance PLC 6.902%, 7/09/20(a)		100	98,000

			278,000

Ukraine – 0.8%
Ukreximbank Via Biz Finance PLC 11.00%, 2/03/14	UAH	1,250	148,349

Venezuela – 0.6%
Petroleos de Venezuela SA 8.50%, 11/02/17(a)	U.S.$	30	19,650
12.75%, 2/17/22(a)		135	98,550

			118,200

Total Quasi-Sovereigns (cost $1,435,335)			1,345,374

CORPORATES - NON-INVESTMENT GRADES – 4.6%
Financial Institutions – 0.9%
Renaissance Securities Trading Ltd. 11.00%, 4/21/16(a)		200	169,998

Industrial – 2.7%
ALROSA Finance SA 7.75%, 11/03/20(a)		200	188,500
Digicel Group Ltd. 10.50%, 4/15/18(a)		100	98,500
Evraz Group SA 9.50%, 4/24/18(a)		100	97,000
Marfrig Holding Europe BV 8.375%, 5/09/18(a)		200	129,700

			513,700

10	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

Utility – 1.0%
Inkia Energy Ltd. 8.375%, 4/04/21(a)	U.S.$	200	$196,000

Total Corporates - Non-Investment Grades (cost $994,955)			879,698

		Shares
WARRANTS – 3.3%
Financials – 3.1%
Commercial Banks – 3.1%
Allahabad Bank, JPMorgan Chase, expiring 9/29/14(a)(b)		23,200	74,674
Bank of India, Merrill Lynch, expiring 4/18/16(b)		13,600	87,577
Canara Bank, Deutsche Bank, expiring 1/17/17(b)		12,600	114,084
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17(b)		6,200	134,864
Punjab National Bank, Merrill Lynch, expiring 7/07/15(a)(b)		4,600	89,330
Union Bank of India, Merrill Lynch, expiring 7/07/15(b)		17,800	89,363

			589,892

Consumer Discretionary – 0.2%
Auto Components – 0.2%
Apollo Tyres Ltd., Merrill Lynch, expiring 12/30/15(b)		37,800	42,650

Total Warrants (cost $672,836)			632,542

		Principal Amount (000)
GOVERNMENTS - TREASURIES – 3.3%
Brazil – 1.2%
Republic of Brazil 12.50%, 1/05/16	BRL	390	232,309

South Africa – 0.4%
South Africa Government Bond Series R207 7.25%, 1/15/20	ZAR	582	67,753

United States – 1.7%
U.S. Treasury Notes 2.125%, 8/15/21	U.S.$	320	325,651

Total Governments - Treasuries (cost $696,882)			625,713

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	11

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 2.5%
Financial Institutions – 0.6%
Banco Santander Chile 6.50%, 9/22/20(a)	CLP	54,000	$101,973

Industrial – 1.4%
Noble Group Ltd. 6.75%, 1/29/20(a)	U.S.$	100	88,000
Vale Overseas Ltd. 6.875%, 11/21/36		72	77,659
Voto-Votorantim O/S Trad 6.625%, 9/25/19(a)		100	99,000

			264,659

Utility – 0.5%
Empresas Publicas de Medellin ESP 8.375%, 2/01/21(a)	COP	190,000	97,599

Total Corporates - Investment Grades (cost $517,343)			464,231

EMERGING MARKETS - CORPORATE BONDS – 2.1%
Chile – 0.7%
Inversiones Alsacia SA 8.00%, 8/18/18(a)	U.S.$	150	128,854

China – 0.9%
MIE Holdings Corp. 9.75%, 5/12/16(a)		200	165,957

Russia – 0.5%
Severstal OAO Via Steel Capital SA 9.75%, 7/29/13(a)		100	103,000

Total Emerging Markets - Corporate Bonds (cost $445,424)			397,811

GOVERNMENTS - SOVEREIGN AGENCIES – 1.6%
South Korea – 0.5%
Export-Import Bank of Korea 8.30%, 3/15/14(a)	IDR	830,000	91,234

United Arab Emirates – 1.1%
MDC-GMTN B.V. 5.50%, 4/20/21(a)	U.S.$	200	208,292

Total Governments - Sovereign Agencies (cost $315,536)			299,526

12	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio of Investments

Company		Principal Amount (000)	U.S. $ Value

SOVEREIGN BONDS – 1.3%
Mexico – 0.7%
Mexican Bonos 5.125%, 1/15/20	U.S.$	124	$134,540

South Africa – 0.6%
South Africa Government International Bond 5.875%, 5/30/22		100	111,625

Total Sovereign Bonds (cost $254,519)			246,165

EMERGING MARKETS - TREASURIES – 0.6%
Turkey – 0.6%
Turkey Government Bond 10.00%, 6/17/15 (cost $120,504)	TRY	200	112,355

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.5%
Argentina – 0.5%
Provincia De Cordoba 12.375%, 8/17/17(a) (cost $99,943)	U.S.$	100	88,000

INFLATION-LINKED SECURITIES – 0.4%
Uruguay – 0.4%
Republica Orient Uruguay 3.70%, 6/26/37 (cost $105,037)	UYU	2,084	84,350

		Shares
SHORT-TERM INVESTMENTS – 15.7%
Investment Companies – 15.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(e) (cost $2,983,938)		2,983,938	2,983,938

Total Investments – 101.0% (cost $21,243,985)			19,146,490
Other assets less liabilities – (1.0)%			(193,789)

Net Assets – 100.0%			$18,952,701

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	13

Portfolio of Investments

FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Mini Index Futures	45	December 2011	$2,126,115	$1,890,675	$(235,440)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Brown Brothers Harriman & Co.:
Brazilian Real settling 12/02/11(1)	254	$156,500	$133,320	$(23,180)
Chilian Peso settling 12/15/11(1)	80,128	172,318	152,703	(19,615)
Chinese Yuan Renminbi settling 12/15/11	7,279	1,147,112	1,137,930	(9,182)
Indonesian Rupiah settling 12/15/11	2,238,717	261,532	237,731	(23,801)
Malaysian Ringgit settling 12/15/11	1,696	570,468	525,517	(44,951)
Mexican Peso settling 12/15/11	5,824	471,114	417,040	(54,074)
South African Rand settling 12/15/11	1,086	153,292	133,097	(20,195)

Sale Contracts
Barclays Capital Inc.:
Indonesian Rupiah settling 12/15/11	2,238,717	239,691	237,731	1,960
Malaysian Ringgit settling 12/15/11	1,696	530,083	525,517	4,566
Mexican Peso settling 12/15/11	5,824	431,468	417,040	14,428
Brown Brothers Harriman & Co.:
Brazilian Real settling 12/02/11(1)	254	135,902	133,320	2,582
South African Rand settling 12/15/11	1,086	136,793	133,097	3,696
Turkish Lira settling 12/15/11	829	465,757	441,163	24,594
Turkish Lira settling 12/15/11	134	74,037	71,310	2,727
Standard Chartered Bank:
Chilian Peso settling 12/15/11(1)	80,128	152,393	152,704	(311)

				$(140,756)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

14	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON INDICES, CORPORATE AND SOVEREIGN ISSUES (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank:
Qatar Government International Bond, 9.75% 6/15/30	(1.00)%	1.00%	$180	$1,577	$261	$1,316
Citibank:
Venezuela Government International Bond, 9.25% 9/15/27	(5.00)	5.00	400	85,462	86,000	(538)

Sale Contracts
Citibank:
CDX EM-16 5 Yr Index	5.00	5.00	320	19,127	22,080	(2,953)

						$(2,175)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $4,657,403 or 24.6% of net assets.

(b)	Non-income producing security.

(c)	Security is in default and is non-income producing.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2011.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Abbreviation Legend:

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

IDR – Indonesian Rupiah

TRY – Turkish Lira

UAH – Ukrainian Hryvnia

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non Voting Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2011 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $18,260,047)	$16,162,552
Affiliated issuers (cost $2,983,938)	2,983,938
Cash	252,000 (a)
Foreign currencies, at value (cost $27,891)	27,425
Receivable for investment securities sold and foreign currency contracts	228,030
Dividends and interest receivable	204,759
Unamortized offering expense	160,347
Upfront premiums paid on credit default swap contracts	108,341
Unrealized appreciation of forward currency exchange contracts	54,553
Receivable from Adviser	40,475
Unrealized appreciation of credit default swap contracts	1,316

Total assets	20,223,736

Liabilities
Payable for investment securities purchased	763,016
Unrealized depreciation of forward currency exchange contracts	195,309
Offering expenses payable	155,034
Due to Custodian	2,937
Payable for variation margin on futures contracts	105,525
Unrealized depreciation of credit default swap contracts	3,491
Transfer Agent fee payable	2,391
Distribution fee payable	16
Accrued expenses and other liabilities	43,316

Total liabilities	1,271,035

Net Assets	$18,952,701

Composition of Net Assets
Capital stock, at par	$4,355
Additional paid-in capital	21,587,198
Undistributed net investment income	41,540
Accumulated net realized loss on investment and foreign currency transactions	(203,662)
Net unrealized depreciation of investments and foreign currency denominated assets and liabilities	(2,476,730)

$18,952,701

Net Asset Value Per Share—18 billion shares of capital stock authorized, $.002 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$22,814	2,622	$8.70	*

C	$8,697	1,000	$8.70

Advisor	$1,541,140	177,073	$8.70

R	$8,701	1,000	$8.70

K	$8,702	1,000	$8.70

I	$17,362,647	1,995,000	$8.70

*	The maximum offering price per share for Class A was $9.09 which reflects a sales charge of 4.25%.

(a)	Amount has been segregated to collateralize margin requirements for open futures contracts outstanding at September 30, 2011.

See notes to financial statements.

16	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period August 31, 2011(a) to September 30, 2011 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $8,349)	$33,907
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,712)	29,223
Affiliated issuers	403	$63,533

Expenses
Advisory fee (see Note B)	16,265
Distribution fee—Class A	3
Distribution fee—Class C	8
Distribution fee—Class R	4
Distribution fee—Class K	2
Transfer agency—Class A	1
Transfer agency—Class C	1
Transfer agency—Advisor Class	36
Transfer agency—Class R	2
Transfer agency—Class K	1
Transfer agency—Class I	2,388
Amortization of offering expenses	14,849
Audit	10,850
Registration fees	10,788
Custodian	8,928
Legal	6,510
Administrative	5,000
Printing	4,340
Directors’ fees	2,170
Miscellaneous	1,023

Total expenses before interest expense	83,169
Interest expense	18

Total expenses	83,187
Less: expenses waived and reimbursed by the Adviser (see Note B)	(61,194)

Net expenses		21,993

Net investment income		41,540

Realized and Unrealized Loss on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(17,442)
Swap contracts		(1,534)
Futures contracts		(153,096)
Foreign currency transactions		(31,590)
Net change in unrealized appreciation/ depreciation of:
Investments		(2,097,495)
Swap contracts		(2,175)
Futures contracts		(235,440)
Foreign currency denominated assets and liabilities		(141,620)

Net loss on investment and foreign currency transactions		(2,680,392)

Net Decrease in Net Assets from Operations		$(2,638,852)

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	August 31, 2011(a) to September 30, 2011
Decrease in Net Assets from Operations
Net investment income	$41,540
Net realized loss on investment and foreign currency transactions	(203,662)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(2,476,730)

Net decrease in net assets from operations	(2,638,852)
Capital Stock Transactions
Net increase	21,591,553

Total increase	18,952,701
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $41,540)	$18,952,701

(a)	Commencement of operations.

See notes to financial statements.

18	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBerstein Cap Fund, Inc. (the “Company”), is a Maryland corporation. The Company operates as a series company currently comprised of seven portfolios: AllianceBernstein U.S. Strategic Research Portfolio, AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—US, AllianceBernstein Market Neutral Strategy—Global, AllianceBernstein International Discovery Equity Portfolio, AllianceBernstein International Focus 40 Portfolio, and AllianceBernstein Emerging Markets Multi-Asset Portfolio (the “Portfolios”), each of which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. AllianceBernstein Market Neutral Strategy—U.S. and AllianceBernstein Market Neutral Strategy—Global commenced operations on August 2, 2010. AllianceBernstein International Discovery Equity Portfolio commenced operations on October 26, 2010. AllianceBernstein International Focus 40 Portfolio commenced operations on July 6, 2011. This report relates only to the AllianceBernstein Emerging Markets Multi-Asset Portfolio (the “Fund”). The Fund commenced operations on August 31, 2011. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I shares. As of September 30, 2011, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class C, Class R, Class K, and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	19

Notes to Financial Statements

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/ dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued using the Adviser’s pricing models which utilize pricing-related information from external sources. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

20	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks	$1,142,415		$6,414,899		$	– 0	–	$7,557,314
Emerging Markets – Sovereigns	– 0	–	1,914,051			– 0	–	1,914,051
Governments – Sovereign Bonds	– 0	–	1,515,422			– 0	–	1,515,422
Quasi-Sovereigns	– 0	–	1,197,025			148,349		1,345,374
Corporates – Non-Investment Grades	– 0	–	879,698			– 0	–	879,698
Governments – Treasuries	– 0	–	625,713			– 0	–	625,713
Corporates – Investment Grades	– 0	–	464,231			– 0	–	464,231
Emerging Markets – Corporate Bonds	– 0	–	397,811			– 0	–	397,811
Governments – Sovereign Agencies	– 0	–	208,292			91,234		299,526
Sovereign Bonds	– 0	–	111,625			134,540		246,165
Emerging Markets – Treasuries	– 0	–	112,355			– 0	–	112,355
Local Governments – Regional Bonds	– 0	–	88,000			– 0	–	88,000
Inflation-Linked Securities	– 0	–	84,350			– 0	–	84,350
Warrants	– 0	–	632,542			– 0	–	632,542
Short-Term Investments	2,983,938		– 0	–		– 0	–	2,983,938

Total Investments in Securities	4,126,353		14,646,014	+		374,123		19,146,490
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	1,316			– 0	–	1,316
Forward Currency Exchange Contracts	– 0	–	54,553			– 0	–	54,553

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	21

Notes to Financial Statements

Investments in Securities	Level 1			Level 2		Level 3			Total
Liabilities
Credit Default Swaps	$	– 0	–	$(3,491)		$	– 0	–	$(3,491)
Futures Contracts		(235,440)		– 0	–		– 0	–	(235,440)†
Forward Currency Exchange Contracts		– 0	–	(195,309)			– 0	–	(195,309)

Total		$3,890,913		$14,503,083			$374,123		$18,768,119

*	Other financial instruments are derivative instruments, such as futures, forwards, swap contracts and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

†

Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. Cumulative appreciation/depreciation of futures contracts is reported in the portfolio of investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Governments - Sovereign Bonds			Quasi- Sovereigns			Sovereign Bonds			Total
Balance as of 8/31/11	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/ (premiums)		(111)			83			(45)			(73)
Realized gain (loss)		– 0	–		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(10,874)			(5,003)			(2,931)			(18,808)
Purchases		102,219			153,269			137,516			393,004
Sales		– 0	–		– 0	–		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–		– 0	–

Balance as of 9/30/11		$91,234			$148,349			$134,540			$374,123

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11		$(10,874)			$(5,003)			$(2,931)			$(18,808	)**

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the

22	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among various share classes based on their respective net assets.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	23

Notes to Financial Statements

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $175,196 have been deferred and are being amortized on a straight line basis over a one year period.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.65%, 2.35%, 1.35%, 1.85%, 1.60%, and 1.35% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Under the agreement, fees waived and expenses borne by the Adviser are subject to repayment by the Fund until August 31, 2014. No repayment will be made that would cause the Fund’s total annualized operating expenses to exceed the net fee percentage set forth above or would exceed the amount of offering expenses as recorded on or before August 31, 2012. This fee waiver and/or expense reimbursement agreement may not be terminated before March 31, 2015. For the period ended September 30, 2011, such reimbursement amounted to $56,194, which is subject to repayment, not to exceed the amount of offering expenses.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended September 30, 2011, the Adviser voluntarily waived such fees in the amount of $5,000.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $28 for the period ended September 30, 2011.

24	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

For the period ended September 30, 2011, there was no reduction for the expenses of Class A, Class C and Advisor Class shares under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the “Distributor”), is a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received $0 in contingent deferred sales charges imposed upon redemption by shareholders of Class C shares for the period ended September 30, 2011.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the period ended September 30, 2011 is as follows:

Market Value August 31, 2011(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2011 (000)	Dividend Income (000)
$ – 0 –	$21,884	$18,900	$2,984	$0	*

(a)	Commencement of operations.

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the period ended September 30, 2011 amounted to $12,081, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation,

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	25

Notes to Financial Statements

the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $31, $35 and $20 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended September 30, 2011, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$18,915,267	$949,613
U.S. government securities	323,700	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, futures contracts and swap contracts) are as follows:

Gross unrealized appreciation	$26,871
Gross unrealized depreciation	(2,124,366)

Net unrealized depreciation	$(2,097,495)

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

26	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

During the period ended September 30, 2011, the Fund held foreign-currency contracts for hedging and non-hedging purposes.

•	Futures Contracts

The Fund may buy or sell futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements). When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances,

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	27

Notes to Financial Statements

futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended September 30, 2011, the Fund held futures contracts for non-hedging purposes.

•	Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swap agreements to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund,

28	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. The accrual for these interim payments is recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

During the period ended September 30, 2011, the Fund held credit default swaps contracts for hedging and non-hedging purposes.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	29

Notes to Financial Statements

At September 30, 2011, the Fund had one Sale Contract outstanding with a Maximum Payout Amount of $320,000 with unrealized depreciation of $2,953 with a term of 5 years, as reflected in the portfolio of investments.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty.

Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund declines below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of September 30, 2011, the Fund had credit default swap contracts in liability positions with net assets contingent features. The fair value of such contracts amounted to $3,491 at September 30, 2011.

At September 30, 2011 the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Receivable/Payable for variation margin on futures contracts	$235,440	*

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$54,553	Unrealized depreciation of forward currency exchange contracts	195,309

Credit contracts	Unrealized appreciation of credit default swap contracts	1,316	Unrealized depreciation of credit default swap contracts	3,491

Total		$55,869		$434,240

30	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the period ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain/(loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$(1,534)		$(2,175)

Equity contracts	Net realized gain/(loss) on futures contracts; Net change in unrealized appreciation/depreciation of futures contracts	(153,096)		(235,440)

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	– 0	–	(140,756)

Total		$(154,630)		$(378,371)

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. Cumulative appreciation/(depreciation) of futures contracts is reported in the portfolio of investments.

For one month of the period ended September 30, 2011, the average monthly principal amount of foreign currency exchange contracts was $5,098,461, the average monthly notional amount of credit default swap contracts was $900,000 and the average monthly notional amount of futures contracts was $2,126,115.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	31

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	August 31, 2011(a) to September 30, 2011 (unaudited)	August 31, 2011(a) to September 30, 2011 (unaudited)

Class A
Shares sold	2,622	$24,193

Net increase	2,622	$24,193

Class C
Shares sold	1,000	$10,002

Net increase	1,000	$10,002

Advisor Class
Shares sold	177,073	$1,587,352

Net increase	177,073	$1,587,352

Class R
Shares sold	1,000	$10,002

Net increase	1,000	$10,002

Class K
Shares sold	1,000	$10,002

Net increase	1,000	$10,002

Class I
Shares sold	1,995,000	$19,950,002

Net increase	1,995,000	$19,950,002

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

32	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government. These risks may be more pronounced for emerging market issuers.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	33

Notes to Financial Statements

NOTE G

Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE H

Tax Information

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. One important change addresses the recognition of capital loss carryforwards. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02
Net realized and unrealized loss on investment and foreign currency transactions	(1.32)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.65%
Expenses, before waivers/reimbursements(e)	5.59%
Expenses, before waivers/reimbursements excluding interest expense(e)	5.59%
Net investment income(c)(e)	2.37%
Portfolio turnover rate	6%

See footnote summary on page 40.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	35

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.01
Net realized and unrealized loss on investment and foreign currency transactions	(1.31)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.35%
Expenses, before waivers/reimbursements(e)	6.08%
Expenses, before waivers/reimbursements excluding interest expense(e)	6.08%
Net investment income(c)(e)	1.54%
Portfolio turnover rate	6%

See footnote summary on page 40.

36	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02
Net realized and unrealized loss on investment and foreign currency transactions	(1.32)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,541
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.35%
Expenses, before waivers/reimbursements(e)	6.05%
Expenses, before waivers/reimbursements excluding interest expense(e)	6.05%
Net investment income(c)(e)	3.25%
Portfolio turnover rate	6%

See footnote summary on page 40 .

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	37

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class R
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02
Net realized and unrealized loss on investment and foreign currency transactions	(1.32)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.85%
Expenses, before waivers/reimbursements(e)	5.65%
Expenses, before waivers/reimbursements excluding interest expense(e)	5.65%
Net investment income(c)(e)	2.04%
Portfolio turnover rate	6%

See footnote summary on page 40.

38	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class K
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02
Net realized and unrealized loss on investment and foreign currency transactions	(1.32)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.60%
Expenses, before waivers/reimbursements(e)	5.38%
Expenses, before waivers/reimbursements excluding interest expense(e)	5.38%
Net investment income(c)(e)	2.29%
Portfolio turnover rate	6%

See footnote summary on page 40.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	39

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
August 31, 2011(a) to September 30, 2011

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02
Net realized and unrealized loss on investment and foreign currency transactions	(1.32)

Net decrease in net asset value from operations	(1.30)

Net asset value, end of period	$ 8.70

Total Return
Total investment return based on net asset value(d)	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,363
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.35%
Expenses, before waivers/reimbursements(e)	5.10%
Expenses, before waivers/reimbursements excluding interest expense(e)	5.10%
Net investment income(c)(e)	2.54%
Portfolio turnover rate	6%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

See notes to financial statements.

40	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Henry S. D’Auria(2), Vice President

Paul J. DeNoon(2), Vice President

Morgan C. Harting(2), Vice President

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolio are made by the Adviser’s Emerging Markets Multi-Asset Team. Messrs. D’Auria, DeNoon, Harting and Santamaria are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	41

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Cap Fund, Inc. (the “Fund”) unanimously approved the application of the Fund’s Advisory Agreement with the Adviser in respect of AllianceBernstein Emerging Markets Multi-Asset Portfolio (the “Portfolio”) for an initial two-year period at a meeting held on August 3-4, 2011.

Prior to approval of the Advisory Agreement in respect of the Portfolio, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in the Advisory Agreement, in which the Senior Officer concluded that the directors should consider asking the Adviser to reduce the proposed advisory fee for the Portfolio in light of the debt portion of the Portfolio. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of

42	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements will require the directors’ approval on a quarterly basis and, to the extent requested and paid, will result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients on an agency basis), 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares, transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser, and brokerage commissions to be paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	43

that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Portfolio, no performance or other historical information for the Portfolio was available. Based on the Adviser’s written and oral presentations regarding the management of the Portfolio, and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Portfolio to the Adviser. The directors reviewed information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level of $100 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the advisory fees the Adviser charges other clients pursuing a substantially similar investment style. For this purpose, they reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule had lower initial fee rates and breakpoints at lower asset levels than those in the proposed fee schedule applicable to the Portfolio and that the application of the institutional fee schedule to the hypothetical asset level of $100 million of the Portfolio would result in a fee rate lower than that in the Portfolio’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also reviewed information indicating that, based on a hypothetical asset level of $100 million for the Portfolio, the proposed fee rate is higher than the sub-advisory fee rate earned by the Adviser for sub-advising other registered investment companies with a somewhat similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AllianceBernstein Funds relative to institutional clients and sub-advised funds. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional

44	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

clients as compared to funds such as the Portfolio, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the estimated total expense ratio of the Class A shares of the Portfolio assuming $100 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The estimated total expense ratio of the Portfolio reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Fund in respect of the Portfolio. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $100 million, its anticipated contractual effective advisory fee rate of 100 basis points was lower than the Expense Group median of 108 basis points. The directors noted that the proposed fee is the 4th lowest of the Portfolio’s 15 peers and that the level of breakpoints in the fee schedule for the Portfolio was lower than the Adviser’s customary level of breakpoints.

The directors had discussed with the Adviser whether the proposed advisory fee for the Portfolio should be reduced in light of the debt component of its investment strategy. In such discussions, the Adviser had emphasized the complexity of researching and investing in emerging market debt securities as compared to domestic debt securities, the Portfolio’s relatively unusual multi-asset allocation strategy, and other factors. The directors were satisfied with the Adviser’s explanation of why the proposed fee was reasonable after considering all the factors they deemed relevant.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”). The directors noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded that the proposed advisory fee for the Portfolio would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	45

pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision. The Lipper analysis reflected the Adviser’s agreement to cap the Portfolio’s expense ratio for the Portfolio’s first three full fiscal years.

The information reviewed by the directors showed that the Portfolio’s anticipated expense ratio of 165 basis points, which reflected a cap, was lower than the Expense Group median of 174 basis points and the Expense Universe median of 178 basis points. The directors concluded that the Portfolio’s anticipated expense ratio was satisfactory.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2011 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

46	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of the AllianceBernstein Emerging Markets Multi-Asset Portfolio (the “Portfolio”)2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement.

The Portfolio is an emerging market fund designed to capture investment opportunities in equity securities, debt securities and currencies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging market investments. Specifically, at least 80% of the Portfolio’s net assets will be invested in securities of emerging market issuers and/or the currencies of emerging market countries. The Portfolio will not attempt to maintain a constant or relatively constant allocation among equity securities, debt securities and currencies (or related derivatives). Rather, allocation among asset classes will be adjusted based on the relative attractiveness of the three asset classes. Under normal market conditions, between 30% and 95% of the Portfolio’s net assets will be invested in equity securities, and between 0% and 65% of the Portfolio’s net assets will be invested in debt securities (including derivative instruments providing exposure to the equity and debt markets), with any remainder held in cash, including foreign currency. Furthermore, the Portfolio will not be constrained based on country, region, market capitalization, credit quality or duration, or by adherence to any particular benchmark. The Adviser proposed the MSCI Emerging Markets Index to be the Portfolio’s benchmark. In addition, the Adviser expects Lipper to place the Portfolio in its Emerging Market Equity category and Morningstar to place the Portfolio in its Diversified Emerging Markets Equity category.

1	It should be noted that the information in the fee evaluation was completed on July 21, 2011 and discussed with the Board of Directors on August 2-4, 2011.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	47

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P. 130 U.S. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

PORTFOLIO ADVISORY FEES AND EXPENSE RATIOS

The Adviser proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Category	Advisory Fee[3]	Portfolio
Other	100 bp on the first $1 billion 95 bp on the next $1 billion 90 bp on the next $1 billion 85 bp on the balance	Emerging Markets Multi-Asset Portfolio

In addition to paying the advisory fee, the Investment Advisory Agreement provides for the Adviser to be reimbursed for providing administrative and accounting services.

3	The advisory fee for the Portfolio is based on the average daily net assets of the Portfolio and paid on a monthly basis.

48	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

The Portfolio’s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, through the Portfolio’s first full three fiscal years. During the three year expense limitation period, the Adviser may be able to recoup all or a portion of the Portfolio’s offering expenses to the extent that the reimbursement does not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement. Also set forth below are the Portfolio’s estimated gross expense ratios based on an initial estimate of the Portfolio’s net assets at $100 million.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Estimated Gross Expense Ratio[4]	Fiscal Year End
Emerging Markets Multi-Asset Portfolio[5]	Advisor Class A Class C Class R Class K Class I Class 1 Class 2	1.35% 1.65% 2.35% 1.85% 1.60% 1.35% 1.60% 1.35%	1.60% 1.90% 2.60% 2.10% 1.85% 1.60% 1.85% 1.60%	March 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities, make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although the Adviser will be reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new

4	The expense ratios shown are estimated on the Portfolio having an asset level of $100 million.

5	Excludes fees and expenses of ETFs.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	49

mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.6 In addition to the relevant AllianceBernstein Institutional fee schedules, set forth below are what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedules been applicable to the Portfolio based on an initial estimate of its net assets at $100 million:7

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee (%)	Effective Portfolio Adv. Fee (%)
Emerging Markets Multi-Asset Portfolio	$100.0	Emerging Markets Multi-Asset 85 bp on 1st $25 million 80 bp on next $25 million 75 bp on the balance Minimum account size: $50m	0.788	1.000

	$100.0	Emerging Markets Value 115 bp on 1st $25 million 90 bp on next $25 million 85 bp on the balance Minimum account size: $25m	0.938	1.000

6	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

7	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

50	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee (%)	Effective Portfolio Adv. Fee (%)
Emerging Markets Multi-Asset Portfolio (continued)	$100.0	Emerging Markets Growth 100 bp on 1st $25 million 90 bp on next $25 million 75 bp on the balance Minimum account size: $25m	0.850	1.000

	$100.0	Emerging Markets Debt 65 bp on 1st $25 million 35 bp on the balance Minimum account size: $50m	0.425	1.000

	$100.0	Currency Alpha (Emerging) 100 bp plus 0.20% of net excess return	1.000	1.000

The Adviser manages the AllianceBernstein Mutual Funds (“ABMF”). The NYAG related advisory fee schedules of the AllianceBernstein Mutual Funds are based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule. Set forth below are the category advisory fee schedules applicable to the Portfolio and what would have been the effective advisory fee of the Portfolio had the category fee schedules been applicable to the Portfolio versus the Portfolio’s advisory fee based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	ABMF Category	ABMF Fee Schedule	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Emerging Markets Multi-Asset Portfolio[8]	Specialty	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	0.750	1.000

	High Income	50 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	0.500	1.000

The Adviser manages the Sanford C. Bernstein Fund, Inc. (the “SCB Fund”), an open-end management investment company. Emerging Markets Portfolio of the SCB Fund has a somewhat similar investment style as the Portfolio and its advisory fee schedule is set forth below. Also presented is the Portfolio’s effective advisory fee and what would have been the effective advisory fee of the Portfolio

8	When the NYAG categories were established in 2004, there was no AllianceBernstein Mutual Fund that invested most of its assets in emerging markets equity other than AllianceBernstein Greater China ’97 Fund, Inc., which was classified in the Specialty category.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	51

had the SCB Fund fee schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Advisory Fee (%)	Portfolio Advisory Fee (%)
Emerging Markets Multi-Asset Portfolio	Emerging Markets Portfolio	117.5 bp on 1st $1 billion 105 bp on next $1 billion 100 bp on next $1 billion 90 bp on next $3 billion 85 bp thereafter	1.175	1.000

The Adviser provides emerging markets sub-advisory investment services to other investment companies managed by other fund families. The Adviser charges the fees set forth below for such sub-advisory relationships. Also shown is the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the sub-advised fund fee schedules been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	Sub-advised Fund	Sub-advised Fund Fee Schedule	Sub-advised Fund Eff. Advisory Fee (%)	Portfolio Advisory Fee (%)
Emerging Markets Multi-Asset Portfolio	Client #1	If account size is less than $65 million: 90 bp If account size is greater than or equal to $65 million: 75 bp	0.750	1.000

	Client #2	75 bp on the first $50 million 55 bp on the next $50 million 50 bp on the next $300 million 45 bp on the balance	0.650	1.000

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser.

While it appears that the sub-advisory relationships are paying a lower fee than investment companies managed by the Adviser, it is difficult to evaluate the relevance of such fees due to the differences in the services provided, risks involved and other competitive factors between the investment companies and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advised relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is provided all the services, not just investment services, generally required by a registered investment company.

52	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.9 Lipper’s analysis included the comparison of Portfolio’s contractual management fee to the median of the Portfolio’s Lipper Expense Group (“EG”)10 at the initial estimate of the Portfolio’s asset level at $100 million.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[12]	Lipper Exp. Group Median (%)	Rank
Emerging Market Multi-Asset Portfolio	1.000	1.078	4/15

Lipper also analyzed the Portfolio’s total expense ratio in comparison to the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU13 is a broader

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

12	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

13	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	53

group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.

Portfolio[14]	Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Emerging Markets Multi Asset Portfolio	1.650	1.743	4/15	1.775	15/51

Based on this analysis, the Portfolio has equally favorable rankings on a management fee basis and total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates will provide transfer agent, distribution and brokerage related services to the Portfolio and will receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges

14	Lipper classifies the Portfolio as an Emerging Markets fund. The Emerging Markets classification primarily consists of equity funds, although some funds may also invest in debt securities. Lipper does not have a separate classification for mixed-asset type (e.g. equity/debt) emerging market funds.

15	Projected total expense ratio information, based on an initial net assets estimate of $100 million, pertains to the Portfolio’s Class A shares.

54	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

(“CDSC”) and brokerage commissions. In addition, the Adviser will benefit from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, will be the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis

After the Portfolio commences operations, it may effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio will be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,16 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business

16	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	55

to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli17 study on advisory fees and various fund characteristics.18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $461 billion as of June 30, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history.

CONCLUSION:

In assessing the reasonableness of the proposed advisory fee for the Portfolio, the Senior Officer compared the Adviser’s Emerging Markets Multi-Asset institutional fee schedule to the Adviser’s other relevant institutional fee schedules, including Emerging Markets Value, Emerging Markets Growth, Emerging Markets Debt and Currency Alpha (Emerging). The Senior Officer also reviewed the advisory fee schedules of other AllianceBernstein Mutual Funds and the Sanford C. Bernstein Fund, Inc. Finally, the Senior Officer reviewed the management fees of the EG peers selected by Lipper as well as all funds with a

17	The Deli study was originally published in 2002 based on 1997 data.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

56	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

Lipper Emerging Market Debt fund category. Based on the factors discussed above, the Senior Officer’s conclusion was that the Directors should consider asking the Adviser to reduce the proposed advisory fee to a level that better reflects the debt portion of the Portfolio’s investments. This conclusion in respect of the Portfolio was based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 30, 2011

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	57

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

58	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

AllianceBernstein Family of Funds

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ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO •	59

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60	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

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62	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

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64	• ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

EMMA-0152-0911

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:    November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:    November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:    November 21, 2011